UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 30, 2005

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL           February 14, 2006
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          23
Form 13F Information Table Value Total:    $ 253762
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ACCO BRANDS CORP              COMM             00081T108       649     26489 SH        SOLE                    26489
ALTRIA GROUP INC              COMM             02209S103     15846    212073 SH        SOLE                   212073
AMERICAN GREETINGS CORP CL A  COMM             026375105     10676    485953 SH        SOLE                   485953
APACHE CORP                   COMM             037411105     14448    210851 SH        SOLE                   210851
BLACK & DECKER CORP           COMM             091797100     12583    144693 SH        SOLE                   144693
BRUNSWICK CORP                COMM             117043109      8080    198727 SH        SOLE                   198727
CLOROX CO                     COMM             189054109     11602    203940 SH        SOLE                   203940
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     11677    159961 SH        SOLE                   159961
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104     10262    426866 SH        SOLE                   426866
FORTUNE BRANDS INC            COMM             349631101      8795    112727 SH        SOLE                   112727
JOY GLOBAL INC                COMM             481165108     16114    402844 SH        SOLE                   402844
MASCO CORP                    COMM             574599106      9625    318822 SH        SOLE                   318822
MATTEL INC                    COMM             577081102      9356    591387 SH        SOLE                   591387
MAYTAG CORP                   COMM             578592107      9219    489846 SH        SOLE                   489846
MERCK & CO INC                COMM             589331107     11615    365124 SH        SOLE                   365124
NEWELL RUBBERMAID INC         COMM             651229106      8112    341139 SH        SOLE                   341139
NORFOLK SOUTHERN CORP         COMM             655844108     17651    393740 SH        SOLE                   393740
PFIZER INC                    COMM             717081103     10865    465905 SH        SOLE                   465905
PHELPS DODGE CORP             COMM             717265102     20184    140290 SH        SOLE                   140290
POLYONE CORP                  COMM             73179P106      3820    594095 SH        SOLE                   594095
TRIBUNE CO NEW W/RTS TO PUR   COMM             896047107      7153    236396 SH        SOLE                   236396
TRINITY INDS INC              COMM             896522109     17202    390335 SH        SOLE                   390335
TYCO INTERNATIONAL LTD NEW    COMM             902124106      8228    285103 SH        SOLE                   285103